Fair Value Measurements - Narrative (Details) - USD ($) $ in Thousands			6 Months Ended	12 Months Ended
	Sep. 26, 2017	Feb. 17, 2016	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Preferred stock warrant liability				$ 0	$ 201
Impact of 10% change in expected volatility rate			$ 60	45
Impact of 10% change in the estimate of fair value of the common stock			$ 210	87
Warrant Liability
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liability fair value				$ 523	201
Warrant Liability | Series C
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Expected term (in years)		5 years
Risk-free interest rate (as a percent)		1.26%
Expected volatility (as a percent)		62.99%
Expected dividend yield (as a percent)		0.00%
Warrant Liability | Common Stock
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Expected term (in years)	2 years		2 years 9 months 18 days	1 year 10 months 24 days
Risk-free interest rate (as a percent)	1.53%		2.59%	1.87%
Expected volatility (as a percent)	78.97%		79.20%	78.43%
Expected dividend yield (as a percent)	0.00%		0.00%	0.00%
Liability fair value				$ 523	$ 0